UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     4/30/04
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              114

Form 13F Information Table Value Total:          $97,731

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Aberdeen Asia Pacific Income     COMMON   003009107     1539        234900 SH       SOLE                                      234900
Abiomed                          COMMON   003654100      168         20500 SH       SOLE                                       20500
Abraxas Petroleum Corp           COMMON   003830106       27         10000 SH       SOLE                                       10000
American Express Co.             COMMON   025816109     1774         34215 SH       SOLE                                       34215
Amer Int'l Group                 COMMON   026874107     2319         32504 SH       SOLE                                       32504
Ameritrade Holdings              COMMON   03074K100      602         39100 SH       SOLE                                       39100
Amgen Inc                        COMMON   031162100     1175         20199 SH       SOLE                                       20199
Applied Materials                COMMON   038222105     1160         54400 SH       SOLE                                       54400
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      232           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      315           290 PRN      SOLE                                         290
Baxter Int'l Inc.                COMMON   071813109      218          7050 SH       SOLE                                        7050
Bed Bath & Beyond                COMMON   075896100      994         23719 SH       SOLE                                       23719
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      520           500 PRN      SOLE                                         500
Cardinal Health, Inc             COMMON   14149Y108      851         12355 SH       SOLE                                       12355
Casual Male Retail               COMMON   148711104      586         56650 SH       SOLE                                       56650
Cendant Corp.                    COMMON   151313103     1195         48975 SH       SOLE                                       48975
Central Europe and Russia Fund   COMMON   153436100      610         24916 SH       SOLE                                       24916
Central European Equity Rights   COMMON   153SEL912       20         24916 SH       SOLE                                       24916
Cisco Systems                    COMMON   17275R102     1080         45831 SH       SOLE                                       45831
CitiGroup Inc.                   COMMON   172967101     2745         53093 SH       SOLE                                       53093
Citigroup Investments Corp Loan  COMMON   17307C107     1037         67850 SH       SOLE                                       67850
Comcast Cable 1/30/11            CONVERT  20029PAL3      403           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      508           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      363         32431 SH       SOLE                                       32431
Dow Chemical Co.                 COMMON   260543103      917         22754 SH       SOLE                                       22754
EMC Corp Mass                    COMMON   268648102      667         48985 SH       SOLE                                       48985
Eaton Vance Mass Bond            COMMON   27826L561      177         18086 SH       SOLE                                       18086
Eaton Vance Senior Inc Trst      COMMON   27826S103     1011        107184 SH       SOLE                                      107184
Eaton Vance Municipal Income     COMMON   27826U108      445         27220 SH       SOLE                                       27220
Exxon Mobil Corp.                COMMON   30231G102     1190         28607 SH       SOLE                                       28607
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1290          1200 PRN      SOLE                                        1200
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     1942          1730 PRN      SOLE                                        1730
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2      935           870 PRN      SOLE                                         870
Fannie Mae                       COMMON   313586109      850         11438 SH       SOLE                                       11438
Fidelity Nat Financial           COMMON   316326107     4502        113684 SH       SOLE                                      113684
FleetBoston Financial Corp       COMMON   339030108      231          5150 SH       SOLE                                        5150
FL St BD Fin 7/01/05             CONVERT  342812ZE7      530           500 PRN      SOLE                                         500
Ford Motor Co.                   COMMON   345370860      433         31925 SH       SOLE                                       31925
Ford Motor Credit 4.6% 1/20/09   CONVERT  34539CMC3     1091          1110 PRN      SOLE                                        1110
GTE Corp 4/15/06                 CONVERT  362320AX1      433           400 PRN      SOLE                                         400
General Electric                 COMMON   369604103     2784         91203 SH       SOLE                                       91203
GE Capital 6.625% Pref           COMMON   369622527      532         19500 SH       SOLE                                       19500
General Mills 6/15/06            CONVERT  37033LCA2      886           775 PRN      SOLE                                         775
GM Corp Nts 1/15/11              CONVERT  370442BB0      685           625 PRN      SOLE                                         625
GMAC 3.35% 1/15/2007             CONVERT  3704A0EQ1      814           815 PRN      SOLE                                         815
Gillette Co                      COMMON   375766102      240          6135 SH       SOLE                                        6135
Goldman Sachs Group Inc          COMMON   38141G104      993          9519 SH       SOLE                                        9519
Hilton Hotels 7.2% 12/15/09      CONVERT  432848AR0     1075           960 PRN      SOLE                                         960
Honeywell Intl Inc.              COMMON   438516106     1482         43775 SH       SOLE                                       43775
Honeywell Intl 3/1/10            CONVERT  438516AK2      234           195 PRN      SOLE                                         195
ING Prime Rate Trust             COMMON   44977W106     1820        226600 SH       SOLE                                      226600
ICICI Bank LTD ADR               COMMON   45104G104      213         13325 SH       SOLE                                       13325
Ikon Office Solutions            COMMON   451713101     2917        227891 SH       SOLE                                      227891
Insured Muni Inc Fd Paine Webber COMMON   45809F104      402         27796 SH       SOLE                                       27796
Integramed Amer NEW              COMMON   45810N302      253         33111 SH       SOLE                                       33111
Intel Corp.                      COMMON   458140100     1121         41220 SH       SOLE                                       41220
Intermediate Muni FD             COMMON   45880P104      105         10000 SH       SOLE                                       10000
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      345           345 PRN      SOLE                                         345
Intertan Inc                     COMMON   461120107     1398        100101 SH       SOLE                                      100101
Ishares Inc MSCI Japan Index     COMMON   464286848     1217        112000 SH       SOLE                                      112000
JP Morgan Chase Cap XII 6.25%    COMMON   46626X203     1012         38950 SH       SOLE                                       38950
Kinder Morgan 11/01/10           CONVERT  494550AG1      856           720 PRN      SOLE                                         720
Leucadia Nat'l Sr 7% 8/15/13     CONVERT  527288AS3     1770          1710 PRN      SOLE                                        1710
Liberty Media Corp               COMMON   530718105     1149        104896 SH       SOLE                                      104896
Manpower Inc.                    COMMON   56418H100     1655         35600 SH       SOLE                                       35600
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      524           500 PRN      SOLE                                         500
Mass St Cons LN Ser A 9/1/16     CONVERT  575827SF8      200           200 PRN      SOLE                                         200
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      535           500 PRN      SOLE                                         500
Mass St Wtr Res 4/1/28           CONVERT  576049NK2      300           300 PRN      SOLE                                         300
Mass Wtr Polltn 3.0% 08/01/10    CONVERT  57604PMA9      456           450 PRN      SOLE                                         450
Maytag Corp                      COMMON   578592107     1149         36390 SH       SOLE                                       36390
McData Corp Class A              COMMON   580031201      162         22989 SH       SOLE                                       22989
Mercer Int'l Inc.                COMMON   588056101      635         66850 SH       SOLE                                       66850
Merrill Lynch & Co.              COMMON   590188108      543          9119 SH       SOLE                                        9119
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5      931           805 PRN      SOLE                                         805
Microsoft Corp.                  COMMON   594918104     1945         78027 SH       SOLE                                       78027
JP Morgan Sub 1/15/07            CONVERT  616880BF6      889           795 PRN      SOLE                                         795
Morgan Stanley Insd Muni         COMMON   61745P833      216         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      301         19687 SH       SOLE                                       19687
Navistar Intl Corp               COMMON   63934E108      265          5775 SH       SOLE                                        5775
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Nuveen Senior Income             COMMON   67067Y104     1251        126450 SH       SOLE                                      126450
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      264          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      318          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      314          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      215          2000 SH       SOLE                                        2000
Oracle Corp                      COMMON   68389X105     1128         93988 SH       SOLE                                       93988
PHC Inc Cl A                     COMMON   693315103      400        296200 SH       SOLE                                      296200
Pepsico Inc.                     COMMON   713448108      632         11735 SH       SOLE                                       11735
Pfizer                           COMMON   717081103     1905         54364 SH       SOLE                                       54364
PIMCO Nat Muni Inc III           COMMON   72201A103     1264         86099 SH       SOLE                                       86099
Plato Learning Inc.              COMMON   72764Y100      149         14830 SH       SOLE                                       14830
PR Comwlth RFDG 7/01/04          CONVERT  745145N73      465           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      102         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      680        102000 SH       SOLE                                      102000
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      213           200 PRN      SOLE                                         200
SafeScript Pharmacies Inc.       COMMON   78645V108       49        257850 SH       SOLE                                      257850
Schlumberger Ltd.                COMMON   806857108     1172         18360 SH       SOLE                                       18360
Staples Inc.                     COMMON   855030102      810         31975 SH       SOLE                                       31975
The Steak N Shake Company        COMMON   857873103      211         10955 SH       SOLE                                       10955
3M Company                       COMMON   88579Y101      299          3656 SH       SOLE                                        3656
Time Warner 8/15/06              CONVERT  887315AW9      887           790 PRN      SOLE                                         790
Time Warner 9/01/08              CONVERT  88731EAK6      709           615 PRN      SOLE                                         615
Tyco International               COMMON   902124106      794         27700 SH       SOLE                                       27700
Ultra Petroleum Corp             COMMON   903914109      644         21475 SH       SOLE                                       21475
United Parcel Service            COMMON   911312106      945         13527 SH       SOLE                                       13527
UnitedHealth Group Inc           COMMON   91324P102     1221         18950 SH       SOLE                                       18950
Van Kampen Merritt               COMMON   92112M103      244         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100     1311        262150 SH       SOLE                                      262150
Wal-Mart Stores Inc.             COMMON   931142103      335          5610 SH       SOLE                                        5610
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2445          2075 PRN      SOLE                                        2075
Weyerhaeuser Co                  COMMON   962166104      526          8023 SH       SOLE                                        8023
ACE Ltd. 7.8% Dep Shrs           COMMON   G0070K111     1306         46625 SH       SOLE                                       46625
Ingersoll Rand                   COMMON   G4776G101      729         10769 SH       SOLE                                       10769